T. ROWE PRICE Extended Equity Market Index Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.4%
COMMUNICATION SERVICES  3.9%
Diversified Telecommunication Services  0.5%
AST SpaceMobile (1)(2) 22,518 512
Cogent Communications Holdings  6,476 397
Frontier Communications Parent (2) 27,752 995
GCI Liberty, Class A, EC (2)(3) 21,362 —
Globalstar (2) 9,226 193
IDT, Class B  6,182 317
Iridium Communications  17,509 478
Liberty Global, Class A (2) 24,245 279
Liberty Global, Class C (2) 18,680 224
Liberty Latin America, Class C (2) 15,146 94
Lumen Technologies (2) 141,961 557
Shenandoah Telecommunications  16,721 210
4,256
Entertainment  1.3%
AMC Entertainment Holdings, Class A (2) 51,181 147
Cinemark Holdings (1) 13,640 339
Kartoon Studios (1)(2) 31,610 20
Liberty Media Corp-Liberty Formula One, Class A (2) 6,187 504
Liberty Media Corp-Liberty Formula One, Class C (2) 30,371 2,734
Liberty Media Corp-Liberty Live, Class A (2) 2,414 162
Liberty Media Corp-Liberty Live, Class C (2) 6,646 453
Lions Gate Entertainment, Class B (2) 22,063 175
Madison Square Garden Entertainment (2) 6,783 222
Madison Square Garden Sports (2) 2,513 489
Playtika Holding  20,600 107
ROBLOX, Class A (2) 71,921 4,192
Roku (2) 16,734 1,179
Skillz (1)(2) 19,852 89
Sphere Entertainment (2) 6,818 223
Warner Music Group, Class A  20,701 649
11,684
Interactive Media & Services  0.9%
Angi (1)(2) 1,410 22
Cargurus (2) 14,001 408
Cars.com (2) 12,320 139
fuboTV (2) 68,900 201
IAC (2) 6,234 286
MediaAlpha, Class A (2) 7,794 72

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pinterest, Class A (2) 86,226 2,673
Reddit, Class A (2) 14,578 1,529
Rumble (2) 17,800 126
Shutterstock  5,900 110
Snap, Class A (2) 144,220 1,256
TripAdvisor (2) 12,900 183
TrueCar (2) 86,625 137
Trump Media & Technology Group (2) 13,035 255
Vimeo (2) 40,596 214
Yelp (2) 7,192 266
Ziff Davis (2) 4,444 167
ZoomInfo Technologies (2) 30,733 307
8,351
Media  1.1%
Cable One  535 142
Cardlytics (1)(2) 23,734 43
Clear Channel Outdoor Holdings (2) 123,500 137
EchoStar, Class A (1)(2) 17,827 456
EW Scripps, Class A (2) 25,545 76
Gray Media  37,600 162
Ibotta, Class A (1)(2) 2,386 101
John Wiley & Sons, Class A  7,356 328
Liberty Broadband, Class A (2) 3,586 305
Liberty Broadband, Class C (2) 15,760 1,340
Magnite (2) 17,700 202
New York Times, Class A  20,326 1,008
Nexstar Media Group  4,269 765
PubMatic, Class A (2) 13,200 121
Sinclair  11,410 182
Sirius XM Holdings  30,376 685
TechTarget (2) 8,000 118
TEGNA  22,036 402
Thryv Holdings (2) 11,122 142
Trade Desk, Class A (2) 61,259 3,352
10,067
Wireless Telecommunication Services  0.1%
Gogo (1)(2) 18,063 156
Telephone & Data Systems  14,570 564
United States Cellular (2) 2,857 198
918
Total Communication Services 35,276

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  10.9%
Automobile Components  0.8%
Adient (2) 14,100 181
Autoliv  11,062 978
BorgWarner  22,008 631
Dana  21,572 288
Dorman Products (2) 3,907 471
Fox Factory Holding (2) 6,800 159
Gentex  28,146 656
Gentherm (2) 6,000 161
Goodyear Tire & Rubber (2) 39,435 364
LCI Industries  4,295 376
Lear  6,976 615
Mobileye Global, Class A (1)(2) 11,004 158
Modine Manufacturing (2) 7,276 558
Motorcar Parts of America (2) 11,900 113
Patrick Industries  6,396 541
Phinia  6,482 275
QuantumScape (1)(2) 52,862 220
Standard Motor Products  5,388 134
Stoneridge (2) 21,236 98
Superior Industries International (2) 15,200 32
Visteon (2) 4,292 333
XPEL (2) 3,800 112
7,454
Automobiles  0.3%
Harley-Davidson  17,135 433
Lucid Group (1)(2) 146,658 355
Rivian Automotive, Class A (1)(2) 94,017 1,170
Thor Industries  7,514 570
Winnebago Industries  3,781 130
2,658
Broadline Retail  0.3%
Dillard's, Class A (1) 400 143
Etsy (2) 11,420 539
Kohl's  22,042 180
Macy's  39,158 492
Nordstrom  13,832 338
Ollie's Bargain Outlet Holdings (2) 8,767 1,020
2,712

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Distributors  0.0%
A-Mark Precious Metals  4,771 121
121
Diversified Consumer Services  1.2%
ADT  29,184 237
Adtalem Global Education (2) 6,276 632
Bright Horizons Family Solutions (2) 8,921 1,133
Carriage Services  6,600 256
Clear Secure, Class A  14,457 374
Duolingo (2) 5,876 1,825
Frontdoor (2) 10,887 418
Graham Holdings, Class B  340 327
Grand Canyon Education (2) 4,893 847
H&R Block  20,045 1,101
Laureate Education (2) 23,158 474
Service Corp. International  22,831 1,831
Strategic Education  4,020 337
Stride (2) 5,978 756
10,548
Hotels, Restaurants & Leisure  3.1%
Aramark  39,832 1,375
BJ's Restaurants (2) 4,933 169
Bloomin' Brands  17,943 129
Boyd Gaming  11,415 751
Brinker International (2) 5,633 840
Canterbury Park Holding  6,213 113
Cava Group (2) 12,357 1,068
Cheesecake Factory (1) 4,740 231
Choice Hotels International  2,330 309
Churchill Downs  9,598 1,066
Cracker Barrel Old Country Store (1) 3,300 128
Dave & Buster's Entertainment (1)(2) 6,800 120
Denny's (2) 34,865 128
Dine Brands Global  5,000 116
DraftKings, Class A (2) 70,961 2,357
Dutch Bros, Class A (2) 15,059 930
Everi Holdings (2) 18,600 254
Flutter Entertainment (2) 24,326 5,389
Hilton Grand Vacations (2) 12,563 470
Hyatt Hotels, Class A  5,790 709
Jack in the Box (1) 4,600 125
Life Time Group Holdings (2) 15,302 462

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Light & Wonder (2) 12,586 1,090
Marriott Vacations Worldwide  4,752 305
Papa John's International  4,945 203
Penn Entertainment (2) 22,081 360
Planet Fitness, Class A (2) 12,872 1,244
Red Robin Gourmet Burgers (1)(2) 14,600 52
Red Rock Resorts, Class A  9,066 393
Sabre (2) 56,100 158
Shake Shack, Class A (2) 4,185 369
Six Flags Entertainment  10,051 359
Sweetgreen, Class A (2) 13,752 344
Texas Roadhouse  8,710 1,451
Travel + Leisure  12,829 594
United Parks & Resorts (2) 4,767 217
Vail Resorts  4,374 700
Wendy's  31,039 454
Wingstop  4,736 1,068
Wyndham Hotels & Resorts  8,575 776
27,376
Household Durables  1.4%
Cavco Industries (2) 1,213 630
Century Communities  1,765 118
Champion Homes (2) 7,259 688
Cricut, Class A  13,400 69
Flexsteel Industries  2,994 109
GoPro, Class A (2) 128,800 85
Green Brick Partners (2) 5,708 333
Helen of Troy (2) 3,300 177
Hovnanian Enterprises, Class A (2) 1,384 145
Installed Building Products  3,887 667
iRobot (2) 14,700 40
KB Home  11,856 689
La-Z-Boy  9,913 388
Leggett & Platt  11,147 88
LGI Homes (2) 3,930 261
Lovesac (1)(2) 5,600 102
M/I Homes (2) 3,260 372
Meritage Homes  8,500 603
Newell Brands  46,505 288
Somnigroup International (1) 22,081 1,322
Sonos (2) 21,901 234
Taylor Morrison Home (2) 11,488 690
Toll Brothers  15,440 1,630

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TopBuild (2) 4,344 1,325
Tri Pointe Homes (2) 16,119 515
Universal Electronics (2) 15,100 92
Whirlpool  5,630 507
12,167
Leisure Products  0.4%
Acushnet Holdings (1) 5,075 349
Brunswick  7,663 413
Funko, Class A (2) 10,100 69
Malibu Boats, Class A (1)(2) 4,300 132
Marine Products (1) 11,600 97
Mattel (2) 46,731 908
Peloton Interactive, Class A (2) 49,131 311
Polaris  8,209 336
Topgolf Callaway Brands (2) 17,500 115
YETI Holdings (2) 13,451 445
3,175
Specialty Retail  2.7%
1-800-Flowers.com, Class A (1)(2) 12,068 71
Abercrombie & Fitch, Class A (2) 6,976 533
Academy Sports & Outdoors  10,803 493
Advance Auto Parts  12,836 503
American Eagle Outfitters  12,577 146
Asbury Automotive Group (2) 2,421 535
AutoNation (2) 3,194 517
Bath & Body Works  35,413 1,074
Boot Barn Holdings (2) 4,982 535
Burlington Stores (2) 9,673 2,305
Caleres  6,430 111
Carvana (2) 16,390 3,427
Chewy, Class A (2) 19,182 624
Dick's Sporting Goods  8,342 1,681
Five Below (2) 8,524 639
Floor & Decor Holdings, Class A (2) 16,171 1,301
Foot Locker (2) 12,756 180
GameStop, Class A (2) 55,355 1,236
Gap  31,100 641
Genesco (1)(2) 5,100 108
Group 1 Automotive  2,103 803
Guess? (1) 8,920 99
Lithia Motors  3,192 937
Monro  7,100 103
Murphy USA  2,631 1,236

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Vision Holdings (2) 15,322 196
ODP (2) 8,312 119
Penske Automotive Group  2,304 332
PetMed Express (1)(2) 38,500 161
RealReal (1)(2) 24,400 131
Revolve Group (2) 8,700 187
RH (2) 2,394 561
Sally Beauty Holdings (2) 15,300 138
Signet Jewelers  6,243 362
Sleep Number (2) 7,500 48
Sonic Automotive, Class A  4,603 262
Stitch Fix, Class A (2) 33,100 108
Upbound Group  7,450 178
Urban Outfitters (2) 5,500 288
Valvoline (2) 20,044 698
Victoria's Secret (2) 9,624 179
Wayfair, Class A (1)(2) 13,255 425
24,211
Textiles, Apparel & Luxury Goods  0.7%
Capri Holdings (2) 14,840 293
Carter's  5,889 241
Columbia Sportswear  3,462 262
Crocs (2) 7,772 825
Figs, Class A (1)(2) 19,600 90
G-III Apparel Group (2) 9,000 246
Hanesbrands (2) 27,206 157
Kontoor Brands  7,869 505
Levi Strauss, Class A  4,202 65
Movado Group  6,705 112
Oxford Industries (1) 2,200 129
PVH  5,982 387
Skechers USA, Class A (2) 18,000 1,022
Steven Madden  9,656 257
Superior Group  12,443 136
Under Armour, Class A (2) 18,600 116
Under Armour, Class C (2) 20,100 120
Vera Bradley (1)(2) 35,500 80
VF  47,329 735
Wolverine World Wide  15,200 211
5,989
Total Consumer Discretionary 96,411

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  3.2%
Beverages  0.4%
Boston Beer, Class A (2) 1,200 287
Celsius Holdings (2) 22,632 806
Coca-Cola Consolidated  872 1,177
National Beverage  3,696 153
Primo Brands  21,572 766
Willamette Valley Vineyards (2) 10,850 64
3,253
Consumer Staples Distribution & Retail  1.5%
Albertsons, Class A  44,631 981
Andersons  7,287 313
BJ's Wholesale Club Holdings (2) 18,729 2,137
Casey's General Stores  5,168 2,243
Chefs' Warehouse (2) 5,300 289
Grocery Outlet Holding (2) 12,632 176
Ingles Markets, Class A  3,900 254
Maplebear (2) 22,502 898
Performance Food Group (2) 20,452 1,608
PriceSmart  3,450 303
SpartanNash  10,226 207
Sprouts Farmers Market (2) 14,021 2,140
U.S. Foods Holding (2) 30,626 2,005
United Natural Foods (2) 9,300 255
13,809
Food Products  0.8%
B&G Foods (1) 20,300 139
Calavo Growers  7,863 189
Cal-Maine Foods  5,543 504
Darling Ingredients (2) 17,336 542
Flowers Foods  33,083 629
Fresh Del Monte Produce  8,200 253
Freshpet (2) 5,830 485
Hain Celestial Group (2) 21,700 90
Ingredion  8,072 1,091
J & J Snack Foods  2,740 361
John B. Sanfilippo & Son  2,942 209
Lancaster Colony  2,417 423
Pilgrim's Pride (2) 6,387 348
Post Holdings (2) 6,155 716
Simply Good Foods (2) 14,785 510
TreeHouse Foods (2) 7,943 215

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Utz Brands  15,300 215
Vital Farms (2) 4,600 140
7,059
Household Products  0.2%
Central Garden & Pet (1)(2) 4,813 176
Central Garden & Pet, Class A (2) 10,652 349
Energizer Holdings  9,250 277
Spectrum Brands Holdings  3,993 286
WD-40  2,193 535
1,623
Personal Care Products  0.3%
Beauty Health (1)(2) 59,338 80
BellRing Brands (2) 17,142 1,277
Coty, Class A (2) 40,776 223
Edgewell Personal Care  8,050 251
elf Beauty (2) 8,399 527
Interparfums  3,289 375
Lifevantage (1) 8,300 121
Nu Skin Enterprises, Class A  15,316 111
USANA Health Sciences (2) 4,200 113
3,078
Tobacco  0.0%
Universal  3,808 213
213
Total Consumer Staples 29,035
ENERGY  4.2%
Energy Equipment & Services  1.2%
Archrock  21,788 572
Atlas Energy Solutions (1) 22,851 408
Cactus, Class A  9,375 430
ChampionX  26,005 775
DMC Global (2) 8,000 67
Expro Group Holdings (2) 14,368 143
Flowco Holdings, Class A (2) 6,580 169
Forum Energy Technologies (2) 5,499 110
Helix Energy Solutions Group (2) 15,300 127
Helmerich & Payne  13,926 364
Kodiak Gas Services  9,927 370
Liberty Energy  23,880 378
Mammoth Energy Services (2) 18,000 37
Nabors Industries (1)(2) 3,100 129

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Noble  11,854 281
NOV  37,575 572
NPK International (2) 12,576 73
Oceaneering International (2) 15,768 344
Oil States International (2) 38,050 196
Patterson-UTI Energy  48,051 395
Solaris Energy Infrastructure  9,051 197
TechnipFMC  68,521 2,171
TETRA Technologies (2) 30,241 102
Tidewater (2) 11,184 473
Transocean (1)(2) 105,220 333
Valaris (2) 7,900 310
Weatherford International  14,014 750
10,276
Oil, Gas & Consumable Fuels  3.0%
Antero Midstream  41,150 741
Antero Resources (2) 34,645 1,401
California Resources  11,159 491
Centrus Energy, Class A (1)(2) 3,293 205
Cheniere Energy  29,664 6,864
Chord Energy  6,670 752
Civitas Resources  8,508 297
CNX Resources (2) 23,360 735
Comstock Resources (2) 14,200 289
Core Natural Resources  7,865 606
Crescent Energy, Class A  15,920 179
CVR Energy  7,000 136
Delek U.S. Holdings  12,107 182
Dorian LPG  7,169 160
DT Midstream  11,438 1,104
Green Plains (2) 29,600 144
Gulfport Energy (2) 1,864 343
HF Sinclair  26,014 855
International Seaways  5,000 166
Kinetik Holdings  816 42
Kosmos Energy (2) 50,220 115
Magnolia Oil & Gas, Class A  28,971 732
Matador Resources  16,689 853
Murphy Oil  15,571 442
Northern Oil & Gas  11,268 341
Ovintiv  38,149 1,633
Par Pacific Holdings (2) 11,000 157
PBF Energy, Class A  15,346 293

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Peabody Energy  16,937 229
Permian Resources  104,386 1,446
Range Resources  36,100 1,441
REX American Resources (2) 6,150 231
Ring Energy (2) 95,600 110
SandRidge Energy  19,885 227
Sitio Royalties, Class A  12,500 248
SM Energy  18,058 541
Talos Energy (2) 14,800 144
Uranium Energy (2) 80,070 383
Viper Energy  21,586 975
Vitesse Energy (1) 6,283 154
World Kinect  15,244 432
26,819
Total Energy 37,095
FINANCIALS  18.5%
Banks  6.3%
1st Source  5,161 309
Amalgamated Financial  7,504 216
Ameris Bancorp  10,063 579
Arrow Financial  11,310 297
Associated Banc-Corp  28,723 647
Atlantic Union Bankshares  8,519 265
Axos Financial (2) 8,369 540
Banc of California  22,247 316
BancFirst  2,817 310
Bancorp (2) 7,786 411
Bank of Hawaii (1) 5,166 356
Bank OZK  14,870 646
BankUnited  15,959 550
Banner  4,471 285
Berkshire Hills Bancorp  10,741 280
BOK Financial  4,052 422
Brookline Bancorp  22,331 243
Cadence Bank  20,783 631
Capitol Federal Financial  20,644 116
Cathay General Bancorp  7,294 314
City Holding  2,357 277
Columbia Banking System  28,993 723
Comerica  14,848 877
Commerce Bancshares  15,705 977
Community Financial System  9,592 545
ConnectOne Bancorp  11,183 272

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cullen/Frost Bankers  8,450 1,058
CVB Financial  26,609 491
Dime Community Bancshares  8,900 248
East West Bancorp  21,740 1,951
Eastern Bankshares  28,895 474
Enterprise Financial Services  4,053 218
First Bancorp North Carolina  8,897 357
First BanCorp Puerto Rico  36,988 709
First Busey  13,229 286
First Citizens BancShares, Class A  1,472 2,729
First Commonwealth Financial  17,900 278
First Community Bankshares  4,658 176
First Financial  6,317 309
First Financial Bancorp  13,000 325
First Financial Bankshares  19,107 686
First Hawaiian  14,873 364
First Horizon  72,942 1,417
First Interstate BancSystem, Class A  12,919 370
First Merchants  10,972 444
First United  7,901 237
Flagstar Financial  34,077 396
Flushing Financial  19,125 243
FNB  38,112 513
Fulton Financial  28,578 517
German American Bancorp  9,715 364
Glacier Bancorp  15,455 683
Hancock Whitney  12,355 648
Hilltop Holdings  6,936 211
Home BancShares  20,125 569
HomeStreet (2) 8,965 105
Hope Bancorp  25,700 269
Independent Bank  6,665 418
International Bancshares  7,972 503
Kearny Financial  29,937 187
Lakeland Financial  3,457 205
Live Oak Bancshares  6,400 171
Metropolitan Bank Holding (2) 4,700 263
MVB Financial  14,616 253
National Bank Holdings, Class A  8,984 344
NBT Bancorp  6,411 275
Nicolet Bankshares  3,393 370
Northrim BanCorp  1,998 146
Northwest Bancshares  24,083 289

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OceanFirst Financial  16,200 276
OFG Bancorp  12,892 516
Old National Bancorp  32,815 695
Pacific Premier Bancorp  15,841 338
Park National  2,436 369
Peapack-Gladstone Financial  8,257 235
Peoples Bancorp  9,913 294
Pinnacle Financial Partners  8,927 947
Popular  12,895 1,191
Preferred Bank  3,072 257
Prosperity Bancshares  12,713 907
Provident Bancorp (2) 20,500 235
Provident Financial Services  16,823 289
Renasant  10,633 361
S&T Bancorp  9,203 341
Sandy Spring Bancorp  11,908 333
Seacoast Banking  11,639 299
ServisFirst Bancshares  8,269 683
Simmons First National, Class A  16,979 349
Southside Bancshares  8,690 252
SouthState  10,953 1,017
Stock Yards Bancorp  7,154 494
Synovus Financial  23,000 1,075
Texas Capital Bancshares (2) 8,967 670
Tompkins Financial  4,323 272
Towne Bank  15,145 518
TriCo Bancshares  7,900 316
Triumph Financial (2) 1,765 102
TrustCo Bank  9,032 275
Trustmark  12,953 447
UMB Financial  8,192 828
United Bankshares  22,019 763
United Community Banks  16,137 454
Univest Financial  9,560 271
Valley National Bancorp  45,219 402
Veritex Holdings  9,000 225
WaFd  5,368 153
Washington Trust Bancorp  5,962 184
Webster Financial  29,133 1,502
WesBanco  13,991 433
West BanCorp  13,222 264
Westamerica BanCorp  5,346 271
Western Alliance Bancorp  18,587 1,428

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Western New England Bancorp  27,519 256
Wintrust Financial  8,340 938
WSFS Financial  8,518 442
Zions Bancorp  17,153 855
56,495
Capital Markets  4.4%
Affiliated Managers Group  3,688 620
Ares Management, Class A  26,459 3,879
Artisan Partners Asset Management, Class A  9,764 382
BGC Group, Class A  49,221 451
Blue Owl Capital  63,261 1,268
Carlyle Group  28,414 1,239
Cohen & Steers  3,200 257
Coinbase Global, Class A (2) 29,442 5,071
DigitalBridge Group  22,800 201
Donnelley Financial Solutions (2) 5,165 226
Evercore, Class A  5,290 1,056
Federated Hermes  14,447 589
Hamilton Lane, Class A  5,200 773
Houlihan Lokey  7,290 1,177
Interactive Brokers Group, Class A  14,613 2,420
Janus Henderson Group  19,352 700
Jefferies Financial Group  19,593 1,050
Lazard  18,495 801
LPL Financial Holdings  9,941 3,252
Moelis, Class A  6,366 371
Morningstar  3,695 1,108
Open Lending (2) 44,866 124
Piper Sandler  2,542 630
PJT Partners, Class A  2,524 348
Robinhood Markets, Class A (2) 98,662 4,106
SEI Investments  10,743 834
StepStone Group, Class A  10,977 573
Stifel Financial  12,682 1,195
StoneX Group (2) 8,858 676
TPG  13,665 648
Tradeweb Markets, Class A  17,858 2,651
Victory Capital Holdings, Class A  2,529 146
Virtu Financial, Class A  13,247 505
Virtus Investment Partners  2,122 366
WisdomTree  25,737 230
39,923

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Finance  0.9%
Ally Financial  33,289 1,214
Bread Financial Holdings  6,887 345
Credit Acceptance (1)(2) 900 465
Encore Capital Group (2) 5,000 171
Enova International (2) 3,339 322
EZCORP, Class A (2) 24,495 361
FirstCash Holdings  4,324 520
Green Dot, Class A (2) 21,900 185
Navient  20,000 253
Nelnet, Class A  510 57
NerdWallet, Class A (2) 10,979 99
OneMain Holdings  16,298 797
PRA Group (2) 6,206 128
PROG Holdings  8,919 237
SLM  32,700 960
SoFi Technologies (2) 148,866 1,731
Upstart Holdings (2) 11,382 524
8,369
Financial Services  2.7%
Affirm Holdings (2) 38,253 1,729
AvidXchange Holdings (2) 21,900 186
Block (2) 79,604 4,325
Cannae Holdings  9,900 181
Corebridge Financial  42,576 1,344
Equitable Holdings  48,116 2,506
Essent Group  16,746 967
Euronet Worldwide (2) 6,167 659
EVERTEC  12,731 468
Federal Agricultural Mortgage, Class C  1,802 338
Flywire (2) 15,129 144
HA Sustainable Infrastructure Capital (1) 10,950 320
Jackson Financial, Class A  7,750 649
Marqeta, Class A (2) 69,277 285
MGIC Investment  28,322 702
Mr. Cooper Group (2) 10,433 1,248
NCR Atleos (2) 5,960 157
NMI Holdings, Class A (2) 5,811 209
Onity Group (2) 4,762 154
Payoneer Global (2) 64,779 474
PennyMac Financial Services  4,095 410
Radian Group  15,703 519
Remitly Global (2) 26,966 561

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rocket, Class A (1) 15,600 188
Shift4 Payments, Class A (1)(2) 8,698 711
Toast, Class A (2) 58,244 1,932
Voya Financial  17,101 1,159
Walker & Dunlop  4,982 425
Western Union  64,001 677
WEX (2) 5,189 815
24,442
Insurance  3.4%
Ambac Financial Group (2) 14,700 129
American Financial Group  8,879 1,166
Assured Guaranty  8,838 779
Axis Capital Holdings  13,452 1,348
Baldwin Insurance Group (2) 9,351 418
Bowhead Specialty Holdings (2) 2,000 81
Brighthouse Financial (2) 9,283 538
CNA Financial  518 26
CNO Financial Group  18,631 776
eHealth (2) 9,700 65
Enstar Group (2) 1,393 463
Fidelity National Financial  31,991 2,082
First American Financial  14,377 944
Genworth Financial (2) 79,006 560
Goosehead Insurance, Class A  908 107
Hanover Insurance Group  6,691 1,164
Hippo Holdings (2) 6,500 166
Horace Mann Educators  8,351 357
James River Group Holdings  28,500 120
Kemper  10,111 676
Kinsale Capital Group  2,820 1,373
Lemonade (1)(2) 10,100 317
Lincoln National  16,326 586
Markel Group (2) 1,623 3,034
MBIA (2) 22,000 110
Mercury General  5,590 313
Old Republic International  27,671 1,085
Palomar Holdings (2) 5,678 778
Primerica  4,797 1,365
ProAssurance (2) 13,640 319
Reinsurance Group of America  7,848 1,545
RenaissanceRe Holdings  7,852 1,885
RLI  8,194 658
Root, Class A (2) 1,305 174

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ryan Specialty Holdings  12,552 927
Safety Insurance Group  3,486 275
Selective Insurance Group  6,712 614
Skyward Specialty Insurance Group (2) 7,589 402
Stewart Information Services  4,480 320
TWFG (2) 8,086 250
United Fire Group  8,838 260
Unum Group  19,620 1,598
White Mountains Insurance Group  307 591
30,744
Mortgage Real Estate Investment Trusts  0.8%
ACRES Commercial Realty, REIT (1)(2) 13,145 285
AGNC Investment, REIT (1) 100,333 961
Annaly Capital Management, REIT  74,812 1,519
Apollo Commercial Real Estate Finance, REIT  8,500 81
Arbor Realty Trust, REIT (1) 15,343 180
Ares Commercial Real Estate, REIT (1) 28,700 133
ARMOUR Residential REIT, REIT  4,100 70
Blackstone Mortgage Trust, Class A, REIT  16,827 337
BrightSpire Capital, REIT  31,500 175
Cherry Hill Mortgage Investment, REIT (1) 44,762 148
Chimera Investment, REIT  12,033 154
Claros Mortgage Trust, REIT  31,053 116
Ellington Financial, REIT (1) 14,005 186
Invesco Mortgage Capital, REIT (1) 9,260 73
Ladder Capital, REIT  27,500 314
MFA Financial, REIT  28,122 289
PennyMac Mortgage Investment Trust, REIT  21,600 317
Ready Capital, REIT (1) 13,636 69
Redwood Trust, REIT  33,367 203
Rithm Capital, REIT  80,906 926
Starwood Property Trust, REIT  31,262 618
TPG RE Finance Trust, REIT  26,100 213
Two Harbors Investment, REIT  13,200 176
7,543
Total Financials 167,516
HEALTH CARE  11.9%
Biotechnology  5.2%
4D Molecular Therapeutics (2) 5,689 18
89bio (2) 14,000 102
ACADIA Pharmaceuticals (2) 20,210 336
Adamas Pharmaceuticals, CVR (2)(3) 26,000 —

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ADMA Biologics (2) 30,482 605
Agios Pharmaceuticals (2) 10,063 295
Akero Therapeutics (2) 13,875 562
Aldeyra Therapeutics (1)(2) 12,491 72
Alkermes (2) 30,434 1,005
Alnylam Pharmaceuticals (2) 18,431 4,977
Amicus Therapeutics (2) 39,357 321
AnaptysBio (2) 5,650 105
Annovis Bio (2) 4,800 7
Apellis Pharmaceuticals (2) 15,453 338
Apogee Therapeutics (2) 6,251 234
Arcellx (2) 6,335 416
Arcturus Therapeutics Holdings (2) 4,800 51
Arcus Biosciences (2) 9,900 78
Ardelyx (2) 29,400 144
Arrowhead Pharmaceuticals (2) 15,971 203
Avidity Biosciences (2) 24,600 726
Beam Therapeutics (2) 13,848 270
Bicara Therapeutics (2) 5,596 73
Biohaven (2) 14,525 349
BioMarin Pharmaceutical (2) 23,145 1,636
Biomea Fusion (1)(2) 9,100 19
Blueprint Medicines (2) 10,500 929
Bridgebio Pharma (2) 17,142 593
C4 Therapeutics (1)(2) 12,400 20
Cabaletta Bio (1)(2) 14,700 20
CareDx (2) 7,316 130
Cargo Therapeutics (2) 5,973 24
Catalyst Pharmaceuticals (2) 17,569 426
Celldex Therapeutics (2) 11,125 202
CG oncology (2) 10,763 264
Cogent Biosciences (2) 14,100 84
Corbus Pharmaceuticals Holdings (1)(2) 3,672 20
Crinetics Pharmaceuticals (2) 16,648 558
CRISPR Therapeutics (1)(2) 10,118 344
Cullinan Therapeutics (2) 8,484 64
Cytokinetics (2) 17,887 719
Day One Biopharmaceuticals (2) 17,862 142
Denali Therapeutics (2) 20,345 277
Disc Medicine (2) 3,324 165
Dyne Therapeutics (2) 13,000 136
Editas Medicine (1)(2) 12,600 15
Emergent BioSolutions (2) 11,800 57

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Entrada Therapeutics (2) 8,620 78
Exact Sciences (2) 28,907 1,251
Exelixis (2) 34,806 1,285
Generation Bio (2) 39,365 16
Geron (2) 59,300 94
Gossamer Bio (2) 64,777 71
GRAIL (1)(2) 3,486 89
Halozyme Therapeutics (2) 18,095 1,155
Ideaya Biosciences (2) 12,922 212
IGM Biosciences (2) 12,085 14
Immunome (2) 19,722 133
Immunovant (2) 7,911 135
Insmed (2) 28,123 2,146
Ionis Pharmaceuticals (2) 24,659 744
Iovance Biotherapeutics (2) 38,034 127
Janux Therapeutics (2) 5,605 151
Karyopharm Therapeutics (1)(2) 4,286 16
Keros Therapeutics (2) 6,871 70
Krystal Biotech (2) 3,952 713
Kymera Therapeutics (2) 10,400 285
Kyverna Therapeutics (1)(2) 3,777 7
Lexicon Pharmaceuticals (1)(2) 40,600 19
Lyell Immunopharma (2) 67,158 36
Madrigal Pharmaceuticals (2) 2,677 887
MannKind (2) 23,292 117
Mersana Therapeutics (2) 18,800 7
Metsera (2) 5,599 152
Mirum Pharmaceuticals (2) 6,722 303
Monte Rosa Therapeutics (1)(2) 27,309 127
Mural Oncology (2) 9,695 12
Myriad Genetics (2) 9,396 83
Natera (2) 19,694 2,785
Neurocrine Biosciences (2) 15,102 1,670
Novavax (1)(2) 20,257 130
Nurix Therapeutics (2) 16,957 201
Nuvalent, Class A (2) 6,265 444
Oruka Therapeutics  4,271 44
PMV Pharmaceuticals (2) 33,600 37
Praxis Precision Medicines (2) 5,303 201
Protagonist Therapeutics (2) 7,985 386
Prothena (1)(2) 21,981 272
PTC Therapeutics (2) 11,180 570
Recursion Pharmaceuticals, Class A (1)(2) 34,100 180

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REGENXBIO (2) 6,421 46
Relay Therapeutics (2) 39,382 103
Replimune Group (2) 23,934 233
Revolution Medicines (2) 27,020 955
Rhythm Pharmaceuticals (2) 7,300 387
Rocket Pharmaceuticals (2) 14,196 95
Roivant Sciences (1)(2) 40,054 404
Sage Therapeutics (2) 14,769 117
Sana Biotechnology (2) 22,300 37
Sarepta Therapeutics (2) 11,146 711
Scholar Rock Holding (2) 16,957 545
Sionna Therapeutics (2) 6,707 70
Soleno Therapeutics (2) 6,961 497
SpringWorks Therapeutics (2) 14,394 635
Spyre Therapeutics (2) 8,942 144
Summit Therapeutics (1)(2) 20,988 405
Syndax Pharmaceuticals (2) 9,600 118
TG Therapeutics (2) 15,403 607
Travere Therapeutics (2) 10,200 183
Twist Bioscience (2) 7,413 291
Ultragenyx Pharmaceutical (2) 13,956 505
United Therapeutics (2) 6,078 1,874
Vaxcyte (2) 16,927 639
Vera Therapeutics (2) 12,389 298
Veracyte (2) 8,500 252
Vericel (2) 5,805 259
Viking Therapeutics (1)(2) 10,726 259
Viridian Therapeutics (2) 7,900 107
Voyager Therapeutics (2) 8,900 30
Xencor (2) 20,736 221
Zentalis Pharmaceuticals (1)(2) 23,376 37
46,650
Health Care Equipment & Supplies  1.8%
Artivion (2) 11,550 284
AtriCure (2) 9,700 313
Avanos Medical (2) 9,042 130
Beta Bionics (2) 4,758 58
Butterfly Network (2) 45,300 103
Cerus (2) 83,800 116
ClearPoint Neuro (2) 13,500 160
CONMED  4,941 298
DENTSPLY SIRONA  38,255 572
Embecta  9,800 125

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enovis (2) 7,790 298
Envista Holdings (2) 23,543 406
Glaukos (2) 5,910 582
Globus Medical, Class A (2) 16,241 1,189
Haemonetics (2) 6,774 430
ICU Medical (2) 2,810 390
Inogen (2) 17,500 125
Inspire Medical Systems (2) 4,081 650
Integer Holdings (2) 3,837 453
Integra LifeSciences Holdings (2) 9,900 218
iRhythm Technologies (2) 2,857 299
Lantheus Holdings (2) 9,782 955
LeMaitre Vascular  3,871 325
LivaNova (2) 6,500 255
Masimo (2) 6,278 1,046
Merit Medical Systems (2) 7,868 832
Neogen (2) 18,440 160
Nevro (2) 28,046 164
Novocure (2) 16,731 298
Omnicell (2) 7,612 266
OraSure Technologies (2) 20,282 68
Orchestra BioMed Holdings (2) 7,551 32
Orthofix Medical (2) 11,780 192
Penumbra (2) 6,285 1,681
PROCEPT BioRobotics (2) 8,869 517
QuidelOrtho (2) 6,900 241
RxSight (2) 1,872 47
STAAR Surgical (2) 7,700 136
Tactile Systems Technology (2) 7,950 105
Tandem Diabetes Care (2) 11,259 216
Teleflex  4,693 649
TransMedics Group (2) 4,584 308
UFP Technologies (2) 1,289 260
Zimvie (2) 7,400 80
16,032
Health Care Providers & Services  1.9%
Acadia Healthcare (2) 11,421 346
AdaptHealth (2) 11,800 128
Addus HomeCare (2) 2,305 228
agilon health (2) 55,624 241
Alignment Healthcare (2) 24,557 457
Amedisys (2) 3,088 286
AMN Healthcare Services (2) 6,493 159

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Astrana Health (2) 7,586 235
Aveanna Healthcare Holdings (2) 20,883 113
BrightSpring Health Services (1)(2) 12,891 233
Brookdale Senior Living (1)(2) 24,407 153
Castle Biosciences (2) 4,600 92
Chemed  1,818 1,119
Community Health Systems (2) 24,200 65
Concentra Group Holdings Parent  23,712 515
CorVel (2) 4,794 537
Cross Country Healthcare (2) 10,600 158
DocGo (2) 34,100 90
Encompass Health  15,977 1,618
Enhabit (2) 11,500 101
Ensign Group  8,116 1,050
Guardant Health (2) 16,881 719
HealthEquity (2) 11,840 1,046
Hims & Hers Health (2) 25,077 741
LifeStance Health Group (2) 11,800 79
ModivCare (1)(2) 5,300 7
National HealthCare  1,905 177
National Research  8,572 110
NeoGenomics (2) 18,155 172
OPKO Health (1)(2) 101,686 169
Option Care Health (2) 24,871 869
Oscar Health, Class A (2) 31,102 408
Owens & Minor (2) 12,100 109
Patterson  11,719 366
Pediatrix Medical Group (2) 17,700 257
Pennant Group (2) 10,830 273
Premier, Class A (1) 13,480 260
Privia Health Group (2) 12,700 285
Progyny (2) 11,600 259
RadNet (2) 6,897 343
Select Medical Holdings  22,405 374
Surgery Partners (2) 10,700 254
Tenet Healthcare (2) 14,634 1,968
17,169
Health Care Technology  0.8%
CareCloud (2) 23,700 33
Certara (2) 13,900 138
Doximity, Class A (2) 15,002 870
Evolent Health, Class A (2) 14,274 135
Health Catalyst (2) 16,500 75

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HealthStream  9,300 299
Phreesia (2) 10,300 263
Schrodinger (2) 8,800 174
Teladoc Health (2) 12,062 96
Veeva Systems, Class A (2) 21,572 4,997
Waystar Holding (2) 3,308 124
7,204
Life Sciences Tools & Services  0.8%
10X Genomics, Class A (2) 18,852 165
Avantor (2) 85,207 1,381
Azenta (2) 6,322 219
BioLife Solutions (2) 5,100 117
Bio-Rad Laboratories, Class A (2) 2,768 674
Bruker  11,712 489
Fortrea Holdings (2) 10,900 82
Illumina (2) 20,353 1,615
Medpace Holdings (2) 3,404 1,037
Mesa Laboratories  1,400 166
Omniab, Earn Out Shares $12.50 (2) 525 —
Omniab, Earn Out Shares $15.00 (2) 525 —
Pacific Biosciences of California (1)(2) 71,506 84
Personalis (1)(2) 27,100 95
Quanterix (2) 9,700 63
Quantum-Si (1)(2) 56,300 68
Repligen (2) 9,021 1,148
Sotera Health (2) 12,200 142
7,545
Pharmaceuticals  1.4%
Aclaris Therapeutics (2) 26,200 40
Alto Neuroscience (1)(2) 5,346 12
Amphastar Pharmaceuticals (2) 5,290 153
Amylyx Pharmaceuticals (2) 18,000 64
Arvinas (2) 13,120 92
Atea Pharmaceuticals (2) 44,100 132
Axsome Therapeutics (2) 5,380 627
Cassava Sciences (1)(2) 6,600 10
Collegium Pharmaceutical (2) 9,882 295
Corcept Therapeutics (1)(2) 11,043 1,261
Elanco Animal Health (2) 72,273 759
Evolus (2) 15,500 186
EyePoint Pharmaceuticals (2) 16,926 92
Harmony Biosciences Holdings (2) 5,000 166
Harrow (2) 7,100 189

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Innoviva (2) 17,400 315
Intra-Cellular Therapies (2) 13,143 1,734
Jazz Pharmaceuticals (2) 7,500 931
LENZ Therapeutics (1)(2) 6,035 155
Ligand Pharmaceuticals (2) 2,686 282
MBX Biosciences (2) 7,119 53
Nuvation Bio (1)(2) 69,100 122
Ocular Therapeutix (1)(2) 24,080 177
Organon  28,683 427
Pacira BioSciences (2) 10,400 258
Perrigo  22,631 635
Phibro Animal Health, Class A  9,514 203
Pliant Therapeutics (2) 22,518 30
Prestige Consumer Healthcare (2) 8,539 734
Rapport Therapeutics (1)(2) 6,664 67
Royalty Pharma, Class A  48,029 1,495
Scilex Holding (1)(2) 10,602 3
Supernus Pharmaceuticals (2) 7,900 259
Tarsus Pharmaceuticals (2) 5,359 275
Terns Pharmaceuticals (2) 14,000 39
WaVe Life Sciences (2) 23,311 188
Xeris Biopharma Holdings (2) 32,053 176
Xeris Biopharma Holdings, CVR (2)(3) 36,100 —
12,636
Total Health Care 107,236
INDUSTRIALS & BUSINESS SERVICES  17.4%
Aerospace & Defense  1.7%
AAR (2) 2,355 132
AeroVironment (2) 2,835 338
Archer Aviation, Class A (2) 40,700 289
BWX Technologies  12,990 1,282
Cadre Holdings  5,305 157
Curtiss-Wright  5,656 1,795
HEICO  4,695 1,255
HEICO, Class A  10,226 2,157
Hexcel  14,427 790
Karman Holdings (2) 9,044 302
Kratos Defense & Security Solutions (2) 15,494 460
Leonardo DRS  14,694 483
Loar Holdings (2) 3,626 256
Mercury Systems (2) 7,900 341
Moog, Class A  3,456 599
National Presto Industries  2,413 212

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Park Aerospace  17,700 238
Rocket Lab USA (1)(2) 47,200 844
Spirit AeroSystems Holdings, Class A (2) 17,994 620
Standardaero (2) 12,086 322
Triumph Group (2) 13,900 352
V2X (2) 2,879 141
Woodward  8,577 1,565
14,930
Air Freight & Logistics  0.2%
Air Transport Services Group (2) 12,200 274
Forward Air (2) 6,300 127
GXO Logistics (2) 14,673 573
Hub Group, Class A  10,561 392
1,366
Building Products  1.7%
AAON  9,101 711
Advanced Drainage Systems  10,164 1,104
Alpha Pro Tech (2) 16,000 80
Apogee Enterprises  3,752 174
Armstrong World Industries  7,115 1,002
AZEK (2) 23,711 1,159
AZZ  4,920 411
Carlisle  6,070 2,067
CSW Industrials  2,392 697
Fortune Brands Innovations  14,749 898
Gibraltar Industries (2) 1,833 108
Griffon  5,789 414
Hayward Holdings (2) 15,800 220
JELD-WEN Holding (2) 18,500 111
Masterbrand (2) 17,900 234
Owens Corning  12,284 1,755
Resideo Technologies (2) 22,561 399
Simpson Manufacturing  5,581 877
Trex (2) 18,143 1,054
UFP Industries  9,542 1,021
Zurn Elkay Water Solutions  16,859 556
15,052
Commercial Services & Supplies  1.4%
ABM Industries  5,678 269
ACCO Brands  30,789 129
ACV Auctions, Class A (2) 19,265 271
Brady, Class A  7,576 535

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Brink's  6,425 554
Casella Waste Systems, Class A (2) 9,170 1,023
Cimpress (2) 3,493 158
Clean Harbors (2) 6,776 1,336
CoreCivic (2) 19,896 404
Ennis  13,291 267
Enviri (2) 19,160 127
GEO Group (2) 20,746 606
HNI  7,379 327
Interface  14,400 286
MillerKnoll  9,500 182
Montrose Environmental Group (2) 6,900 98
MSA Safety  6,258 918
OPENLANE (2) 20,363 393
Pitney Bowes  30,332 274
Pursuit Attractions and Hospitality (2) 7,325 259
Quad/Graphics  25,000 136
RB Global  24,097 2,417
Tetra Tech  31,098 910
UniFirst  1,501 261
Vestis  16,450 163
VSE  1,927 231
12,534
Construction & Engineering  1.6%
AECOM  17,995 1,669
Ameresco, Class A (2) 6,400 77
API Group (2) 39,930 1,428
Arcosa  4,694 362
Comfort Systems USA  5,122 1,651
Construction Partners, Class A (2) 7,134 513
Dycom Industries (2) 4,109 626
EMCOR Group  6,409 2,369
Everus Construction Group (2) 7,373 273
Fluor (2) 20,125 721
Granite Construction  7,088 534
MasTec (2) 8,918 1,041
Matrix Service (2) 17,911 223
MYR Group (2) 2,200 249
Primoris Services  8,968 515
Sterling Infrastructure (2) 4,370 495
Valmont Industries  3,012 859
WillScot Holdings  28,637 796
14,401

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  1.3%
Acuity  4,384 1,154
American Superconductor (2) 8,779 159
Array Technologies (2) 32,800 160
Atkore  6,192 371
Blink Charging (1)(2) 80,500 74
Bloom Energy, Class A (2) 28,349 557
Energy Vault Holdings (1)(2) 83,900 58
EnerSys  4,783 438
Enovix (1)(2) 24,500 180
Fluence Energy (1)(2) 12,200 59
FuelCell Energy (1)(2) 10,622 49
GrafTech International (2) 92,300 81
LSI Industries  14,693 250
NEXTracker, Class A (2) 18,906 797
nVent Electric  19,720 1,034
Plug Power (1)(2) 140,500 190
Powell Industries (1) 1,330 227
Regal Rexnord  8,241 938
Sensata Technologies Holding  26,895 653
SES AI (1)(2) 124,600 65
Stem (1)(2) 166,700 58
Sunrun (1)(2) 30,095 176
Thermon Group Holdings (2) 4,900 136
Vertiv Holdings, Class A  51,934 3,750
Vicor (2) 4,000 187
11,801
Ground Transportation  0.9%
ArcBest  3,494 247
Avis Budget Group (1)(2) 2,951 224
Covenant Logistics Group  8,024 178
Heartland Express  17,323 160
Knight-Swift Transportation Holdings  22,607 983
Landstar System  5,182 778
Lyft, Class A (2) 44,400 527
Marten Transport  10,800 148
RXO (2) 16,943 324
Ryder System  5,058 727
Saia (2) 4,213 1,472
U-Haul Holding, Non-Voting  12,554 743
Werner Enterprises  7,353 215
XPO (2) 15,445 1,662
8,388

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Machinery  3.4%
3D Systems (2) 54,250 115
AGCO  10,743 994
Alamo Group  1,974 352
Albany International, Class A  2,593 179
Allison Transmission Holdings  10,330 988
Astec Industries  4,900 169
Atmus Filtration Technologies  15,429 567
Blue Bird (2) 3,995 129
Chart Industries (2) 5,421 783
CNH Industrial  101,553 1,247
Commercial Vehicle Group (2) 60,800 70
Crane  6,817 1,044
Donaldson  13,854 929
Douglas Dynamics  8,300 193
Enerpac Tool Group  7,377 331
Enpro  2,744 444
Esab  10,110 1,178
ESCO Technologies  3,070 489
Federal Signal  8,968 660
Flowserve  13,928 680
Franklin Electric  3,428 322
Gates Industrial (2) 18,930 349
Graco  21,246 1,774
Greenbrier  6,800 348
Helios Technologies  6,000 193
Hillenbrand  9,461 228
Hillman Solutions (2) 12,851 113
Hurco  8,500 132
Hyster-Yale  3,300 137
ITT  10,043 1,297
JBT Marel  5,452 666
Kadant  2,032 685
Kennametal  7,000 149
Lincoln Electric Holdings  7,800 1,475
Middleby (2) 8,778 1,334
Mueller Industries  14,745 1,123
Mueller Water Products, Class A  22,056 561
NN (2) 39,671 90
Oshkosh  7,029 661
Park-Ohio Holdings  6,209 134
Proto Labs (2) 6,299 221
RBC Bearings (2) 5,103 1,642

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REV Group  6,231 197
Shyft Group  12,400 100
SPX Technologies (2) 6,283 809
Standex International  857 138
Symbotic (1)(2) 6,300 127
Tennant  3,100 247
Terex  10,162 384
Timken  9,939 714
Titan International (2) 14,250 120
Toro  14,772 1,075
Trinity Industries  7,658 215
Wabash National  11,400 126
Watts Water Technologies, Class A  3,930 801
Worthington Enterprises  4,479 224
30,452
Marine Transportation  0.1%
Kirby (2) 7,439 752
Matson  3,450 442
1,194
Passenger Airlines  0.3%
Alaska Air Group (2) 14,312 704
Allegiant Travel  3,000 155
American Airlines Group (2) 74,229 783
Frontier Group Holdings (1)(2) 14,400 62
JetBlue Airways (1)(2) 41,400 200
Joby Aviation (2) 69,900 421
SkyWest (2) 6,107 534
Sun Country Airlines Holdings (2) 10,300 127
2,986
Professional Services  2.6%
Alight, Class A  47,800 283
Amentum Holdings (2) 10,034 183
Asure Software (2) 17,841 170
Booz Allen Hamilton Holding  19,496 2,039
CACI International, Class A (2) 2,568 942
CBIZ (2) 8,346 633
Clarivate (2) 77,030 303
Concentrix  6,177 344
Conduent (2) 36,040 97
CRA International  2,173 376
CSG Systems International  3,020 183
Dun & Bradstreet Holdings  32,304 289

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ExlService Holdings (2) 25,031 1,182
Exponent  4,616 374
First Advantage (2) 14,392 203
FTI Consulting (2) 5,469 897
Genpact  18,704 942
Huron Consulting Group (2) 3,154 452
ICF International  2,301 195
Innodata (1)(2) 5,200 187
Insperity  4,882 436
KBR  16,675 831
Kforce  3,228 158
Korn Ferry  7,413 503
Legalzoom.com (2) 14,700 127
ManpowerGroup  7,115 412
Mastech Digital (2) 14,882 152
Maximus  6,004 409
Parsons (2) 3,965 235
Paycor HCM (2) 6,700 150
Paylocity Holding (2) 6,351 1,190
Robert Half  11,036 602
Science Applications International  4,778 536
SS&C Technologies Holdings  32,625 2,725
TaskUS, Class A (1)(2) 5,600 76
TransUnion  28,191 2,340
TriNet Group  4,192 332
TrueBlue (2) 33,100 176
TTEC Holdings (1) 20,690 68
UL Solutions, Class A  3,769 213
Upwork (2) 24,625 321
Verra Mobility (2) 33,203 747
Willdan Group (2) 5,494 224
23,237
Trading Companies & Distributors  2.2%
Air Lease  10,921 528
Applied Industrial Technologies  5,426 1,223
Beacon Roofing Supply (2) 8,992 1,112
BlueLinx Holdings (2) 2,100 157
Boise Cascade  4,784 469
Core & Main, Class A (2) 27,013 1,305
Distribution Solutions Group (2) 1,308 37
DNOW (2) 10,700 183
Ferguson Enterprises  28,272 4,530
FTAI Aviation  14,774 1,640

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GATX  3,825 594
GMS (2) 6,162 451
H&E Equipment Services  4,526 429
Herc Holdings  3,842 516
McGrath RentCorp  4,285 477
MRC Global (2) 20,600 237
MSC Industrial Direct, Class A  4,929 383
QXO (1) 35,912 486
Rush Enterprises, Class A  7,516 401
SiteOne Landscape Supply (2) 7,626 926
Titan Machinery (2) 9,700 165
Watsco  4,451 2,262
WESCO International  5,838 907
Willis Lease Finance  1,130 179
Xometry, Class A (2) 8,300 207
19,804
Total Industrials & Business Services 156,145
INFORMATION TECHNOLOGY  16.6%
Communications Equipment  0.5%
Calix (2) 9,183 325
Ciena (2) 23,377 1,413
Clearfield (1)(2) 3,765 112
CommScope Holding (2) 34,700 184
Comtech Telecommunications (1)(2) 24,243 39
Digi International (2) 5,148 143
Extreme Networks (2) 15,246 202
Harmonic (2) 16,900 162
KVH Industries (2) 37,763 200
Lumentum Holdings (2) 6,546 408
NETGEAR (2) 8,404 206
NetScout Systems (2) 10,900 229
Ribbon Communications (2) 28,496 112
Ubiquiti  752 233
Viasat (2) 10,413 108
Viavi Solutions (2) 32,200 360
4,436
Electronic Equipment, Instruments & Components  2.0%
Advanced Energy Industries  5,729 546
Arlo Technologies (2) 21,152 209
Arrow Electronics (2) 6,434 668
Avnet  11,109 534
Badger Meter  4,300 818

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Belden  8,226 825
Benchmark Electronics  6,799 259
Cognex  26,993 805
Coherent (2) 21,713 1,410
Crane NXT (1) 5,135 264
CTS  7,145 297
ePlus (2) 3,279 200
Fabrinet (2) 5,273 1,042
FARO Technologies (2) 5,900 161
Flex (2) 53,792 1,779
Insight Enterprises (2) 3,108 466
IPG Photonics (2) 4,400 278
Itron (2) 5,447 571
Kimball Electronics (2) 10,770 177
Knowles (2) 12,529 190
Lightwave Logic (1)(2) 93,000 95
Littelfuse  2,838 558
Methode Electronics  16,250 104
MicroVision (1)(2) 88,200 109
Mirion Technologies (2) 22,000 319
Novanta (2) 4,933 631
OSI Systems (2) 1,938 377
PAR Technology (2) 4,130 253
PC Connection  1,605 100
Plexus (2) 4,246 544
Rogers (2) 2,650 179
Sanmina (2) 6,218 474
ScanSource (2) 3,499 119
TD SYNNEX  10,289 1,070
TTM Technologies (2) 7,080 145
Vishay Intertechnology  10,620 169
Vishay Precision Group (2) 10,222 246
Vontier  23,088 758
17,749
IT Services  2.2%
ASGN (2) 8,569 540
BigCommerce Holdings, Series 1 (2) 24,685 142
Cloudflare, Class A (2) 42,067 4,741
DigitalOcean Holdings (2) 8,154 272
DXC Technology (2) 26,863 458
Fastly, Class A (2) 22,200 140
Grid Dynamics Holdings (2) 12,400 194
Hackett Group  9,473 277

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kyndryl Holdings (2) 30,190 948
MongoDB (2) 8,848 1,552
Okta (2) 20,820 2,191
Snowflake, Class A (2) 45,399 6,635
Twilio, Class A (2) 19,617 1,921
Unisys (2) 23,252 107
20,118
Semiconductors & Semiconductor Equipment  2.6%
ACM Research, Class A (1)(2) 6,642 155
Aehr Test Systems (1)(2) 8,400 61
Allegro MicroSystems (2) 13,835 348
Alpha & Omega Semiconductor (2) 5,600 139
Ambarella (2) 4,700 237
Amkor Technology  12,474 225
Astera Labs (2) 2,017 120
Atomera (1)(2) 12,600 50
Axcelis Technologies (2) 4,702 234
Cirrus Logic (2) 7,114 709
Cohu (2) 10,300 152
Credo Technology Group Holding (2) 19,547 785
Diodes (2) 4,571 197
Entegris  23,207 2,030
FormFactor (2) 10,803 306
Impinj (2) 4,144 376
Kopin (1)(2) 84,100 78
Kulicke & Soffa Industries  8,865 292
Lattice Semiconductor (2) 22,250 1,167
MACOM Technology Solutions Holdings (2) 9,443 948
Marvell Technology  119,526 7,359
MaxLinear (2) 11,870 129
MKS Instruments  11,069 887
NVE  1,871 119
Onto Innovation (2) 6,875 834
Penguin Solutions (2) 9,470 165
Photronics (2) 8,688 180
Pixelworks (2) 62,300 39
Power Integrations  5,500 278
Qorvo (2) 9,891 716
Rambus (2) 19,117 990
Rigetti Computing (2) 32,884 261
Semtech (2) 12,278 422
Silicon Laboratories (2) 3,528 397
SiTime (2) 2,603 398

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synaptics (2) 6,082 388
Ultra Clean Holdings (2) 2,195 47
Universal Display  5,321 742
Veeco Instruments (2) 3,060 62
23,022
Software  8.9%
A10 Networks  23,172 379
ACI Worldwide (2) 16,223 888
Adeia  22,764 301
Agilysys (2) 4,281 311
Alarm.com Holdings (2) 7,821 435
Alkami Technology (2) 6,843 180
Appfolio, Class A (2) 3,184 700
AppLovin, Class A (2) 30,941 8,198
Asana, Class A (2) 13,541 197
Atlassian, Class A (2) 22,547 4,785
Aurora Innovation (2) 153,001 1,029
Bentley Systems, Class B  16,243 639
BILL Holdings (2) 16,183 743
Blackbaud (2) 6,575 408
BlackLine (2) 6,082 294
Box, Class A (2) 22,260 687
Braze, Class A (2) 13,166 475
C3.ai, Class A (2) 15,300 322
CCC Intelligent Solutions Holdings (2) 70,445 636
Cerence (2) 14,288 113
Cleanspark (1)(2) 41,205 277
Clearwater Analytics Holdings, Class A (2) 27,566 739
Commvault Systems (2) 6,659 1,051
Confluent, Class A (2) 38,196 895
Consensus Cloud Solutions (2) 7,067 163
Core Scientific (2) 39,785 288
Datadog, Class A (2) 42,904 4,257
Digimarc (1)(2) 9,200 118
Docusign (2) 28,094 2,287
Dolby Laboratories, Class A  7,313 587
Domo, Class B (2) 20,500 159
DoubleVerify Holdings (2) 27,954 374
Dropbox, Class A (2) 22,896 612
D-Wave Quantum (2) 28,620 218
Dynatrace (2) 41,067 1,936
Elastic (2) 10,960 977
Five9 (2) 9,410 255

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Freshworks, Class A (2) 22,858 323
Gitlab, Class A (2) 15,500 728
Guidewire Software (2) 11,872 2,224
HubSpot (2) 7,503 4,286
Hut 8 (2) 13,697 159
Informatica, Class A (2) 7,837 137
Intapp (2) 6,600 385
Intellicheck (2) 19,500 59
InterDigital  4,004 828
Jamf Holding (2) 10,900 132
Klaviyo, Class A (2) 9,277 281
LivePerson (1)(2) 59,000 47
LiveRamp Holdings (2) 2,190 57
Manhattan Associates (2) 8,709 1,507
MARA Holdings (1)(2) 32,377 372
MicroStrategy, Class A (2) 32,415 9,344
Mitek Systems (2) 18,497 153
N-able (2) 20,350 144
nCino (2) 10,223 281
NCR Voyix (1)(2) 15,367 150
Nutanix, Class A (2) 37,694 2,631
ON24 (2) 45,300 236
OneSpan  11,000 168
PagerDuty (2) 21,124 386
Pegasystems  5,500 382
Procore Technologies (2) 15,105 997
Progress Software  7,268 374
PROS Holdings (2) 9,200 175
Q2 Holdings (2) 9,764 781
Qualys (2) 3,319 418
Rapid7 (2) 5,343 142
RingCentral, Class A (2) 9,151 227
Riot Platforms (1)(2) 43,300 308
Rubrik, Class A (2) 11,023 672
SailPoint (2) 13,031 244
Samsara, Class A (2) 38,180 1,463
SentinelOne, Class A (2) 34,708 631
ServiceTitan, Class A (2) 3,984 379
SolarWinds  15,350 283
SoundHound AI, Class A (1)(2) 49,508 402
Sprinklr, Class A (2) 11,000 92
Sprout Social, Class A (2) 7,300 161
SPS Commerce (2) 4,280 568

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Telos (2) 35,700 85
Tenable Holdings (2) 9,989 349
Teradata (2) 11,751 264
Terawulf (1)(2) 51,316 140
UiPath, Class A (2) 48,011 495
Unity Software (2) 38,940 763
Upland Software (2) 20,100 57
Varonis Systems (2) 13,251 536
Verint Systems (2) 13,351 238
Veritone (1)(2) 28,200 66
Vertex, Class A (2) 8,730 306
Workiva (2) 7,519 571
Xperi (2) 16,485 127
Yext (2) 20,000 123
Zeta Global Holdings, Class A (2) 19,533 265
Zoom Communications (2) 32,771 2,418
Zscaler (2) 13,413 2,661
80,094
Technology Hardware, Storage & Peripherals  0.4%
Eastman Kodak (2) 19,000 120
Immersion (1) 20,635 156
Intevac  39,700 159
IonQ (2) 27,231 601
Pure Storage, Class A (2) 39,370 1,743
Sandisk (2) 15,933 758
Turtle Beach (2) 10,100 144
Xerox Holdings (1) 13,400 65
3,746
Total Information Technology 149,165
MATERIALS  5.1%
Chemicals  1.5%
American Vanguard  21,166 93
Ashland  6,077 360
Aspen Aerogels (2) 12,221 78
Avient  14,178 527
Axalta Coating Systems (2) 28,663 951
Balchem  5,282 877
Cabot  7,820 650
Celanese  18,342 1,041
Chemours  22,319 302
Ecovyst (2) 26,100 162
Element Solutions  28,044 634

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FMC  12,013 507
Ginkgo Bioworks Holdings (1)(2) 15,440 88
Hawkins  1,913 203
HB Fuller  8,670 487
Huntsman  30,685 484
Ingevity (2) 7,700 305
Innospec  4,684 444
Minerals Technologies  3,010 191
NewMarket  680 385
Olin  17,067 414
PureCycle Technologies (1)(2) 23,200 160
Quaker Chemical  2,496 308
RPM International  19,986 2,312
Scotts Miracle-Gro  7,759 426
Sensient Technologies  3,980 296
Stepan  3,100 171
Tronox Holdings  17,600 124
Westlake  3,227 323
13,303
Construction Materials  1.1%
CRH  91,210 8,024
Eagle Materials  4,467 991
Knife River (2) 9,263 836
9,851
Containers & Packaging  0.8%
AptarGroup  8,142 1,208
Berry Global Group  15,757 1,100
Crown Holdings  13,698 1,223
Graphic Packaging Holding  41,673 1,082
Greif, Class A  5,190 285
Myers Industries  14,316 171
O-I Glass (2) 27,600 317
Sealed Air  15,575 450
Silgan Holdings  8,209 420
Sonoco Products  10,907 515
TriMas  12,000 281
7,052
Metals & Mining  1.5%
Alcoa  29,106 888
Alpha Metallurgical Resources (2) 1,673 209
Ampco-Pittsburgh (2) 21,600 47
ATI (2) 18,315 953

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carpenter Technology  7,273 1,318
Century Aluminum (2) 7,258 135
Cleveland-Cliffs (2) 70,026 576
Coeur Mining (2) 72,736 431
Commercial Metals  14,049 646
Compass Minerals International  7,100 66
Gold Resource (2) 84,700 43
Hecla Mining  84,693 471
Ivanhoe Electric (2) 21,440 124
Kaiser Aluminum  1,236 75
Materion  2,600 212
Metallus (2) 10,000 134
MP Materials (1)(2) 18,676 456
Olympic Steel  3,610 114
Piedmont Lithium (1)(2) 14,000 88
Radius Recycling  6,048 175
Reliance  8,352 2,412
Royal Gold  8,247 1,348
Ryerson Holding  5,500 126
United States Steel  31,995 1,352
Warrior Met Coal  9,610 458
Worthington Steel  4,479 113
12,970
Paper & Forest Products  0.2%
Clearwater Paper (2) 3,088 78
Louisiana-Pacific  10,295 947
Sylvamo  4,392 295
1,320
Total Materials 44,496
REAL ESTATE  5.8%
Diversified Real Estate Investment Trusts  0.4%
Armada Hoffler Properties, REIT  25,957 195
Broadstone Net Lease, REIT  26,499 452
Empire State Realty Trust, Class A, REIT  40,652 318
Essential Properties Realty Trust, REIT  19,229 628
Gladstone Commercial, REIT  12,182 182
Global Net Lease, REIT  29,521 237
WP Carey, REIT  27,365 1,727
3,739
Health Care Real Estate Investment Trusts  0.6%
American Healthcare REIT, REIT  17,156 520
CareTrust REIT, REIT  17,317 495

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Community Healthcare Trust, REIT  9,000 163
Diversified Healthcare Trust, REIT  31,089 75
Global Medical REIT, REIT  33,897 297
Healthcare Realty Trust, REIT  36,986 625
LTC Properties, REIT  2,950 105
Medical Properties Trust, REIT  89,399 539
National Health Investors, REIT  5,798 428
Omega Healthcare Investors, REIT  32,434 1,235
Sabra Health Care REIT, REIT  20,632 360
Universal Health Realty Income Trust, REIT  6,850 280
5,122
Hotel & Resort Real Estate Investment Trusts  0.3%
Apple Hospitality REIT, REIT  43,846 566
DiamondRock Hospitality, REIT  30,600 236
Park Hotels & Resorts, REIT  17,448 186
Pebblebrook Hotel Trust, REIT  23,553 239
RLJ Lodging Trust, REIT  32,700 258
Ryman Hospitality Properties, REIT  6,715 614
Service Properties Trust, REIT  47,800 125
Summit Hotel Properties, REIT  30,400 164
Sunstone Hotel Investors, REIT  16,394 154
Xenia Hotels & Resorts, REIT  25,900 305
2,847
Industrial Real Estate Investment Trusts  0.8%
Americold Realty Trust, REIT  44,287 950
EastGroup Properties, REIT  7,839 1,381
First Industrial Realty Trust, REIT  16,791 906
Innovative Industrial Properties, REIT  4,983 270
Lineage, REIT  10,758 631
LXP Industrial Trust, REIT  37,861 327
Rexford Industrial Realty, REIT  34,744 1,360
STAG Industrial, REIT  19,477 704
Terreno Realty, REIT  16,467 1,041
7,570
Office Real Estate Investment Trusts  0.5%
Brandywine Realty Trust, REIT  34,143 152
COPT Defense Properties, REIT  7,705 210
Cousins Properties, REIT  15,069 444
Douglas Emmett, REIT  24,962 399
Easterly Government Properties, REIT  14,986 159
Franklin Street Properties, REIT  72,826 130
Highwoods Properties, REIT  7,240 215

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JBG SMITH Properties, REIT (1) 16,315 263
Kilroy Realty, REIT  17,700 580
NET Lease Office Properties, REIT (2) 4,521 142
Office Properties Income Trust, REIT  92,441 42
Paramount Group, REIT  33,300 143
Piedmont Office Realty Trust, Class A, REIT  20,700 153
Postal Realty Trust, Class A, REIT  13,034 186
SL Green Realty, REIT  10,988 634
Vornado Realty Trust, REIT  24,555 908
4,760
Real Estate Management & Development  0.7%
Anywhere Real Estate (2) 21,100 70
Compass, Class A (2) 52,800 461
Cushman & Wakefield (2) 21,900 224
Douglas Elliman (2) 54,538 94
eXp World Holdings (1) 13,900 136
FRP Holdings (2) 8,130 232
Howard Hughes Holdings (2) 2,800 207
Jones Lang LaSalle (2) 6,014 1,491
Kennedy-Wilson Holdings  23,700 206
Newmark Group, Class A  23,404 285
Opendoor Technologies (1)(2) 104,632 107
Rafael Holdings, Class B (1)(2) 29,321 55
Redfin (2) 19,500 180
Seaport Entertainment Group (2) 4,711 101
Seritage Growth Properties, Class A (1)(2) 31,645 102
St. Joe  4,458 209
Tejon Ranch (2) 14,850 235
Zillow Group, Class A (2) 5,741 384
Zillow Group, Class C (2) 20,477 1,404
6,183
Residential Real Estate Investment Trusts  0.8%
American Homes 4 Rent, Class A, REIT  48,480 1,833
Apartment Investment & Management, Class A, REIT  41,458 365
Bluerock Homes Trust, REIT (1) 6,174 70
Centerspace, REIT  3,200 207
Equity LifeStyle Properties, REIT  24,962 1,665
Independence Realty Trust, REIT  20,465 435
Sun Communities, REIT  18,432 2,371
UMH Properties, REIT  15,372 287
Veris Residential, REIT  11,270 191
7,424

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment Trusts  0.8%
Acadia Realty Trust, REIT  26,804 562
Agree Realty, REIT  11,608 896
Alexander's, REIT  1,580 330
Brixmor Property Group, REIT  48,667 1,292
Curbline Properties, REIT  16,888 409
Getty Realty, REIT (1) 11,622 362
InvenTrust Properties, REIT  2,744 81
Kite Realty Group Trust, REIT  26,325 589
Macerich, REIT  28,354 487
NNN REIT, REIT  23,243 991
Phillips Edison, REIT  12,370 451
Saul Centers, REIT  6,819 246
SITE Centers, REIT  8,444 108
Tanger, REIT  14,049 475
Urban Edge Properties, REIT  9,367 178
7,457
Specialized Real Estate Investment Trusts  0.9%
CubeSmart, REIT  36,436 1,556
EPR Properties, REIT  6,521 343
Four Corners Property Trust, REIT  6,401 184
Gaming & Leisure Properties, REIT  37,490 1,908
Gladstone Land, REIT  13,309 140
Global Self Storage, REIT  33,399 168
Lamar Advertising, Class A, REIT  14,243 1,621
Millrose Properties, REIT (2) 6,090 161
National Storage Affiliates Trust, REIT  8,516 336
Outfront Media, REIT  15,632 252
PotlatchDeltic, REIT  8,080 365
Rayonier, REIT  25,288 705
Safehold, REIT  8,208 154
Uniti Group, REIT  35,100 177
8,070
Total Real Estate 53,172
UTILITIES  1.9%
Electric Utilities  0.6%
ALLETE  4,255 280
Genie Energy, Class B  9,586 144
Hawaiian Electric Industries (2) 23,731 260
IDACORP  5,405 628
MGE Energy  3,909 363
OGE Energy  32,555 1,496

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oklo (2) 9,852 213
Otter Tail  6,824 549
Portland General Electric  18,125 808
TXNM Energy  9,982 534
5,275
Gas Utilities  0.6%
Chesapeake Utilities  4,288 551
MDU Resources Group  26,694 451
National Fuel Gas  12,139 961
New Jersey Resources  13,704 672
Northwest Natural Holding  10,145 433
ONE Gas  8,767 663
RGC Resources  8,179 171
Southwest Gas Holdings  8,070 580
Spire  4,974 389
UGI  24,992 827
5,698
Independent Power & Renewable Electricity
Producers  0.2%
Clearway Energy, Class C  7,693 233
Montauk Renewables (1)(2) 38,000 80
Ormat Technologies  7,590 537
Spruce Power Holding (1)(2) 19,162 46
Sunnova Energy International (1)(2) 101,700 38
Talen Energy (2) 6,151 1,228
2,162
Multi-Utilities  0.2%
Avista  10,850 454
Black Hills  8,110 492
Northwestern Energy Group  8,468 490
Unitil  5,708 329
1,765
Water Utilities  0.3%
American States Water  6,799 535
California Water Service Group  9,614 466
Essential Utilities  31,916 1,262
Middlesex Water  6,354 407

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SJW Group  4,960 271
2,941
Total Utilities 17,841
Total Common Stocks (Cost $568,502) 893,388
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.39% (4)(5) 4,776,668 4,777
4,777
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 4.208%, 7/10/25 (6) 410,000 405
405
Total Short-Term Investments (Cost $5,182) 5,182
SECURITIES LENDING COLLATERAL  2.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve Fund, 4.39% (4)(5) 22,130,971 22,131
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 22,131
Total Securities Lending Collateral (Cost $22,131) 22,131
Total Investments in Securities  102.4%
(Cost $595,815) $ 920,701
Other Assets Less Liabilities (2.4)% (21,607)
Net Assets 100.0% $ 899,094
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2025.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights

T. ROWE PRICE Extended Equity Market Index Fund

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.
.
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EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 37 Russell 2000 E-Mini Index contracts 6/25 3,750 $ (85)
Long, 5 S&P 400 E-Mini MidCap Index contracts 6/25 1,469 (6)
Net payments (receipts) of variation margin to date 75
Variation margin receivable (payable) on open futures contracts $ (16)

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 49++
Totals $ —# $ — $ 49+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 36,591  ¤  ¤ $ 26,908
Total $ 26,908^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $49 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $26,908.

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Extended Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Extended Equity Market Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Extended Equity Market Index Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 893,385 $ 3 $ — $ 893,388
Short-Term Investments 4,777 405 — 5,182
Securities Lending Collateral 22,131 — — 22,131
Total $ 920,293 $ 408 $ — $ 920,701
Liabilities
Futures Contracts* $ 91 $ — $ — $ 91
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F124-054Q1 03/25